Note 10 - Segment Financial Information	9 Months Ended
Sep. 30, 2019
Notes
Note 10 - Segment Financial Information

Note 10 – Segment Financial Information

The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance. The Company maintains eight operating divisions, with one reportable business segment.

The Company has eight divisions which comprise its operations: Division I through Division V, Division VII, Division VIII and Division IX. Each division consists of branch offices that are aggregated based on vice president responsibility and geographic location. Division I consists of offices located in South Carolina. Offices in North Georgia comprises Division II, Division III consists of offices in South Georgia and Division IX consists of offices in West Georgia. Division IV represents our Alabama offices, Division V represents our Mississippi offices, Division VII represents our Tennessee offices and Division VIII represents our Louisiana offices.

Accounting policies of each of the divisions are the same as those for the Company as a whole. Performance is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the divisions.

The following table summarizes revenues, profit and assets by each of the Company's divisions. Also, in accordance therewith, a reconciliation to consolidated revenues and net income is provided.

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 9/30/2019	$ 9,838	$ 9,363	$ 9,067	$ 9,580	$ 5,852	$ 5,773	$ 5,212	$ 8,636	$ 63,321
3 Months ended 9/30/2018	$ 7,900	$ 8,389	$ 8,435	$ 8,729	$ 5,250	$ 4,116	$ 4,170	$ 7,529	$ 54,518
9 Months ended 9/30/2019	$ 27,749	$ 27,357	$ 26,565	$ 27,985	$ 17,044	$ 16,455	$ 14,752	$ 25,188	$ 183,095
9 Months ended 9/30/2018	$ 22,435	$ 24,405	$ 24,385	$ 25,789	$ 15,422	$ 11,318	$ 12,070	$ 21,934	$ 157,758

Division Profit:
3 Months ended 9/30/2019	$ 3,828	$ 4,103	$ 3,759	$ 3,044	$ 1,535	$ 1,153	$ 1,180	$ 3,165	$ 21,767
3 Months ended 9/30/2018	$ 2,907	$ 3,715	$ 3,521	$ 3,126	$ 1,539	$ 864	$ 943	$ 2,752	$ 19,367
9 Months ended 9/30/2019	$ 10,049	$ 11,379	$ 11,327	$ 9,113	$ 4,557	$ 3,617	$ 3,444	$ 9,146	$ 62,632
9 Months ended 9/30/2018	$ 7,876	$ 10,269	$ 10,313	$ 9,216	$ 4,806	$ 1,882	$ 2,727	$ 8,141	$ 55,230

Division Assets:
9/30/2019	$ 101,419	$ 104,701	$ 98,198	$ 119,514	$ 63,258	$ 69,186	$ 55,646	$ 94,842	$ 706,764
12/31/2017	$ 86,315	$ 96,884	$ 89,411	$ 107,401	$ 56,240	$ 55,032	$ 45,518	$ 84,381	$ 621,182

	3 Months Ended 9/30/2019	3 Months Ended 9/30/2018	9 Months Ended 9/30/2019	9 Months Ended 9/30/2018
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 63,321	$ 54,518	$ 183,095	$ 157,758
Corporate finance charges earned, not allocated to divisions	41	28	106	79
Corporate investment income earned, not allocated to divisions	1,836	1,789	5,508	5,306
Timing difference of insurance income allocation to divisions	2,018	2,185	5,421	5,169
Other revenue not allocated to divisions	2	2	9	34
Consolidated Revenues	$ 67,218	$ 58,522	$ 194,139	$ 168,346

	3 Months Ended 9/30/2019	3 Months Ended 9/30/2018	9 Months Ended 9/30/2019	9 Months Ended 9/30/2018
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 21,767	$ 19,366	$ 62,632	$ 55,229
Corporate earnings not allocated	3,896	4,004	11,043	10,588
Corporate expenses not allocated	(21,246)	(16,329)	(59,169)	(46,224)
Income taxes not allocated	(983)	(833)	(2,707)	(2,411)
Consolidated Net Income	$ 3,434	$ 6,208	$ 11,799	$ 17,182